Long-Term Debt - Scheduled Maturities of Long-Term Debt (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Due in the twelve months ending March 31:
Total		₨ 2,054,436.4	$ 24,996.2	₨ 1,554,333.4
Long-Term Debt Excluding Perpetual Debt
Due in the twelve months ending March 31:
2024		515,282.4	6,269.4
2025		231,738.2	2,819.5
2026		653,549.2	7,951.7
2027		141,079.6	1,716.5
2028		48,214.9	586.6
Thereafter		338,997.0	4,124.7
Total	[1]	₨ 1,928,861.3	$ 23,468.4

[1]	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 125,575.1 million (net of debt issuance cost).